Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option and Restricted Stock Units Activity

The following is a summary of, the 2005 Plan and the 2015 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2016	19,862
Restricted stock units granted	(1,446)
Option and restricted stock units forfeited	335

Available for grant at December 31, 2016	18,751
Restricted stock units granted	(1,391)
Option and restricted stock units forfeited	27

Available for grant at December 31, 2017	17,387
Restricted stock units granted	(1,622)
Option and restricted stock units forfeited	22

Available for grant at December 31, 2018	15,787

Summary of Stock Option Activity

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2016	579	1.47
Options forfeited	(257)	1.47
Options exercised	(64)	1.47

Outstanding at December 31, 2016	258	1.47	0.25

Options vested and expected to vest after December 31, 2016	258	1.47	0.25
Options exercised	(258)	1.47

Outstanding at December 31, 2017	—	—	—

Summary of Restricted Stock Units and Changes

A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2016	2,125	6.65	0.73
Restricted stock units granted	1,446	12.67
Restricted stock units vested	(1,726)	6.46
Restricted stock units forfeited	(78)	6.57

Non-vested at December 31, 2016	1,767	11.65	0.47
Restricted stock units granted	1,391	10.75
Restricted stock units vested	(1,593)	12.08
Restricted stock units forfeited	(27)	10.69

Non-vested at December 31, 2017	1,538	10.36	0.33
Restricted stock units granted	1,622	13.86
Restricted stock units vested	(1,517)	9.79
Restricted stock units forfeited	(22)	11.75

Non-vested at December 31, 2018	1,621	13.85	0.38

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2016, 2017 and 2018.

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Cost of sales	400	293	390
Research and development	10,529	9,255	13,278
Sales and marketing	3,122	3,167	3,407
General and administrative	3,313	2,779	3,704

	17,364	15,494	20,779